Interbank Borrowings (Details) - Schedule of foreign obligations - Loans From Chilean Central Bank [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings	$ 5,611,439	$ 4,959,260
Due within 1 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings
Due within 1 and 2 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings		1,104,759
Due within 2 and 3 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings	5,611,439
Due within 3 and 4 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings		3,854,501
Due after 5 years [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings